July 20, 1999

Dear Policy Holder:

During the first half of 1999, investors started paying closer attention to less-expensive international stocks. As countries like Brazil and Japan showed signs of turning the corner, the dominance of growth investments began to wane, benefiting many value stocks. Regardless, international and global equity investments delivered positive returns for the first six months of fiscal 1999.

                                                              Six-Month Returns
                                                             Ended June 30, 1999
Standard & Poor's 500 Index                                       +12.38%
Morgan Stanley Europe, Australia, Far East (EAFE) Index            +4.11%
Morgan Stanley World Index                                         +8.69%

Performance quoted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. Past performance does not guarantee future results. The indexes are unmanaged and assume no management fees or expenses. The Standard & Poor's 500 Index is composed of 500 large U.S. company stocks, while the Morgan Stanley EAFE Index consists of international equity stocks. The unmanaged Morgan Stanley World Index includes U.S. market performance as well as international equity performance. All returns stated in U.S. dollars. A direct investment in an unmanaged index is not possible.

   The United States' Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time during the first six months of our fiscal year. While many on Wall Street heralded these milestones, it is important to recognize that large "blue chip" companies primarily drove the run-up of these indexes, while medium size and smaller stocks have remained on the sidelines. Key factors, however, that led to the narrow market of the last three to four years appeared to be changing. We believe this change has been spurred by improved international economic growth. Anecdotal evidence and official government statistics from virtually all corners of the globe point to economic recovery.

   Growing investor confidence in the recovery of many worldwide economies boosted the performance of foreign commodity issues, including oil, utility and paper companies. Rising demand from recovering world markets and the intervention of OPEC, an intergovernmental organization working to bring stability to the petroleum market, contributed to higher oil prices.

   During the first quarter of '99, Japan's economy, the world's second largest, grew 1.9%, reversing a trend of five consecutive quarters of contraction (source: Bloomberg). Despite this encouraging news, we still believe the road to economic recovery in Japan will be long and difficult. We will continue to monitor the progress of economic recovery in Japan, while searching for select companies that we think offer reasonably priced stocks.

   In the coming months, we believe the international market will be relatively more stable. The United Kingdom, in our opinion, offers significant promise for investors, although we believe that the Sterling, the country's currency, is slightly overvalued. We also continue to see value in Australia and New Zealand, which have benefited from growing investor interest in commodity-based stocks.

   After a tumultuous period like we have encountered recently, it is important to remember that your annuity is a long-term investment that requires patience and a long-term perspective. If your annuity is well diversified among a variety of asset classes, you should be well positioned for whatever opportunities the international market brings for the remainder of the year. We thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                         /s/ David K. Downes
---------------------------                ------------------------------------
Wayne A. Stork                             David K. Downes
Director of the Fund                       President and Chief Executive Officer
Chairman, Delaware Investments             Delaware Investments Family of Funds
 Family of Funds

Delaware Group Premium Fund, Inc.-Global Bond Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                                Market
                                             Principal          Value
                                              Amount*          (U.S. $)
Bonds-94.97%
Australia-12.65%
Australian Government 6.75% 11/15/06  A$       700,000      $   482,695
Australian Republic 7.25% 5/3/07 .... Eu       500,000          309,985
Federal National Mortgage Association
   5.75% 9/5/00 ..................... A$       700,000          469,168
New South Wales Treasury
   7.00% 2/1/00 .....................        1,100,000          741,083
Queensland Treasury 8.00% 8/14/01 ...        1,150,000          803,111
                                                            -----------
                                                              2,806,042
                                                            -----------
Canada-15.67%
Abbey National Treasury Service
   7.00% 12/31/99 ................... C$     1,350,000          928,373
Export-Import Bank of Japan
   7.75% 10/8/02 ....................          160,000          115,062
Government of Canada 7.50% 3/1/01 ...          350,000          247,696
Government of Canada 10.25% 3/15/14 .          600,000          600,188
Japan Highway 7.875% 9/27/02 ........          800,000          576,977
KFW International Finance
   6.50% 12/28/01 ...................           60,000           41,611
Kingdom of Norway 8.375% 1/27/03 ....          200,000          147,090
Ontario Hydro 5.60% 6/2/08 ..........          900,000          601,050
Ontario Hydro 10.00% 3/19/01 ........          300,000          219,437
                                                            -----------
                                                              3,477,484
                                                            -----------
Germany-18.30%
Baden Wurt L-Finance 6.625% 8/20/03 . Eu       600,000          347,485
Deutsche Pfandbriefe Hypotheken Bank
   5.625% 2/7/03 ....................          802,258          878,912
Deutschland Republic 6.00% 1/4/07 ...          806,775          917,261
DSL Finance NV Amsterdam
   5.75% 3/19/09 ....................          400,000          224,735
DSL Finance NV Amsterdam
   6.00% 2/21/06 ....................        1,400,000          800,501
Halifax 5.625% 7/23/07 ..............        1,600,000          891,955
                                                            -----------
                                                              4,060,849
                                                            -----------
Netherlands-4.32%
Netherlands Government 8.25% 9/15/07 Eu        742,852          959,527
                                                            -----------
                                                                959,527
                                                            -----------

                                                                 Market
                                              Principal          Value
                                               Amount*          (U.S. $)
Bonds (Continued)
New Zealand-11.62%
International Bank Reconstruction &
   Development 5.50% 4/15/04 ...... NZ$        700,000        $   356,030
New Zealand Government
   7.00% 7/15/09 ..................            200,000            109,464
New Zealand Government
   8.00% 4/15/04 ..................          1,050,000            599,844
New Zealand Government
   8.00% 11/15/06 .................          1,900,000          1,100,523
New Zealand Government
   10.00% 3/15/02 .................            700,000            412,855
                                                               ----------
                                                                2,578,716
                                                               ----------
South Africa-4.19%
Republic of South Africa
   12.50% 1/15/02 ................. Sa       3,500,000            564,523
Republic of South Africa
   13.00% 8/31/10 .................          2,500,000            365,434
                                                               ----------
                                                                  929,957
                                                               ----------
Sweden-7.47%
Swedish Export Credit 6.50% 6/5/01  Sk       2,500,000            307,626
Swedish Government 8.00% 8/15/07 ..          2,700,000            383,280
Swedish Government 9.00% 4/20/09 ..          6,300,000            967,904
                                                               ----------
                                                                1,658,810
                                                               ----------
United States-20.75%
Korea Electric Power 6.375% 12/1/03   $        100,000             93,605
U.S. Treasury Inflation Index Notes
   3.375% 1/15/07 .................            624,858            599,278
U.S. Treasury Inflation Index Notes
   3.625% 7/15/02 .................            360,588            357,207
U.S. Treasury Inflation Index Notes
   3.625% 1/15/08 .................            510,665            496,462
U.S. Treasury Notes 5.875% 2/15/04             250,000            250,932
U.S. Treasury Notes 6.25% 2/15/07 .          2,200,000          2,242,494
U.S. Treasury Notes 6.375% 8/15/27             550,000            563,428
                                                               ----------
                                                                4,603,406
                                                               ----------
Total Bonds (cost $21,975,082) ....                            21,074,791
                                                               ----------

                                                                  Global Bond-1

Global Bond Series
Statement of Net Assets (Continued)
                                                                 Market
                                              Principal          Value
                                               Amount*          (U.S. $)
Repurchase Agreements-3.15%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $121,000 U.S. Treasury Notes
   6.375% due 2/15/01, market value
   $123,154 and $61,000
   U.S. Treasury Notes 6.375% due
   9/30/01, market value $62,337
   and $52,000 U.S. Treasury Notes
   6.125% due 12/31/01
   market value $52,339) ...................   $232,000         $232,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $67,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $69,505 and $61,000
   U.S. Treasury Notes 6.25% due
   8/31/02, market value $62,528
   and $42,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $41,962
   and $61,000 U.S Treasury Notes
   5.50% due 1/31/03,
   market value $61,260) ...................    230,000          230,000

                                                                 Market
                                              Principal          Value
                                               Amount*          (U.S. $)
Repurchase Agreements (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $57,000 U.S. Treasury Notes
   7.125% due 2/29/00, market value
   $59,267 and $61,000
   U.S. Treasury Notes 5.625% due
   11/30/00, market value $60,916
   and $121,000 U.S. Treasury Notes
   5.75% due 11/30/02,
   market value $121,351)...................   $237,000         $237,000
                                                                --------
Total Repurchase Agreements
   (cost $699,000) .........................                    $699,000
                                                                --------

TOTAL MARKET VALUE OF SECURITIES-98.12% (COST $22,674,082)..........$21,773,791

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.88%...............    416,565
                                                                    -----------
NET ASSETS APPLICABLE TO 2,195,905 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $10.11 PER SHARE-100.00% .............$22,190,356
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
 authorized to the Fund with 50,000,000 shares allocated to
 the Series.........................................................$22,929,945
Undistributed net investment income ** .............................    228,045
Accumulated net realized loss on investments........................    (53,242)
Net unrealized depreciation of investments and foreign
 currencies.........................................................   (914,392)
                                                                    -----------
Total net assets....................................................$22,190,356
                                                                    ===========
--------------
*Principal amount is stated in the currency in which each bond is denominated. A$ - Australian Dollars
C$ - Canadian Dollars
Eu - Euro
NZ$ - New Zealand Dollars
Sa - South African Rand
Sk - Swedish Kroner
$ - U.S. Dollars

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes
                                                                  Global Bond-2

Delaware Group Premium Fund, Inc.-
Global Bond Series
Statement of Assets and Liabilities
Six Months Ended June 30, 1999
(Unaudited)

ASSETS:
Investments at market ...........................................   $21,773,791
Cash and Foreign Currencies .....................................         1,228
Dividends and interest receivable ...............................       572,447
Receivable for securities sold ..................................       907,061
                                                                    -----------
Total assets ....................................................    23,254,527
                                                                    -----------
LIABILITIES:
Payable for securities purchased ................................     1,027,566
Other accounts payable and accrued expenses .....................        36,605
                                                                    -----------
Total liabilities ...............................................     1,064,171
                                                                    -----------

Total Net Assets ................................................   $22,190,356
                                                                    ===========

Investments at cost .............................................   $22,674,082
                                                                    -----------

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Global Bond Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest ..........................................................   $ 710,689
                                                                      ---------
                                                                        710,689
                                                                      ---------
EXPENSES:
Management fees ...................................................      82,963
Accounting and administration .....................................       4,317
Custodian fees ....................................................       1,600
Directors' fees ...................................................         434
Professional fees .................................................         250
Registration fees .................................................         250
Reports and statements to shareholders ............................         250
Taxes (other than taxes on income) ................................          90
Dividend disbursing and transfer agent
   fees and expenses ..............................................          20
Other .............................................................       2,311
                                                                      ---------
                                                                         92,485

Less expenses paid indirectly .....................................        (254)
                                                                      ---------
Total expenses ....................................................      92,231
                                                                      ---------

NET INVESTMENT INCOME .............................................     618,458
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ....................................................     (43,035)
   Foreign currencies .............................................         230
                                                                      ---------
Net realized loss .................................................     (42,805)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies ..........................    (945,130)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES .............................    (987,935)
                                                                      ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................................   ($369,477)
                                                                      =========
                             See accompanying notes

                                                                  Global Bond-3

Delaware Group Premium Fund, Inc.-Global Bond Series
Statements of Changes in Net Assets

                                                         Six Months     Year
                                                        Ended 6/30/99   Ended
                                                         (Unaudited)   12/31/98
                                                         -----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..................................  $ 618,458  $1,103,809
Net realized gain (loss) on investments and foreign
 currencies.............................................    (42,805)     47,334
Net change in unrealized appreciation / depreciation on
 investments and foreign currencies ....................   (945,130)    309,368
                                                        -----------  ----------
Net increase (decrease) in net assets resulting
 from operations........................................   (369,477)  1,460,511
                                                        -----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................   (703,899) (1,059,148)
Net realized gain on investment transactions............   (128,139)    (16,415)
                                                        -----------  ----------
                                                           (832,038) (1,075,563)
                                                        -----------  ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............................  3,054,790   6,858,379
Net asset value of shares issued upon reinvestment
 of distributions from net investment income and net
 realized gain on investments...........................    832,038   1,075,563
                                                        -----------  ----------
                                                          3,886,828   7,933,942
Cost of shares repurchased ............................. (2,206,127) (3,483,316)
                                                        -----------  ----------
Increase in net assets derived from capital share
 transactions...........................................  1,680,701   4,450,626
                                                        -----------  ----------

NET INCREASE IN NET ASSETS..............................    479,186   4,835,574
                                                        -----------  ----------

NET ASSETS:
Beginning of period .................................... 21,711,170  16,875,596
                                                        -----------  ----------
End of period...........................................$22,190,356 $21,711,170
                                                        =========== ===========

                             See accompanying notes

                                                                  Global Bond-4

Delaware Group Premium Fund, Inc.-Global Bond Series
Financial Highlights
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          Six Months
                                                         Ended 6/30/99           Year Ended             5/2/96(2) to
                                                        (Unaudited)(1)      1998            1997          12/31/96
                                                        ------------------------------------------------------------
Net asset value, beginning of period ...................    $10.680         $10.500         $10.960        $10.000

Income (loss) from investment operations:
Net investment income(3)................................      0.292           0.608           0.636          0.339
Net realized and unrealized gain (loss) on
   investments and foreign currencies ..................     (0.466)          0.182          (0.551)         0.831
                                                            -------         -------         -------        -------
Total from investment operations .......................     (0.174)          0.790           0.085          1.170
                                                            -------         -------         -------        -------
Less dividends and distributions:
Dividends from net investment income ...................     (0.334)         (0.600)         (0.460)        (0.210)
Distributions from net realized gain on investments ....     (0.062)         (0.010)         (0.085)          none
                                                            -------         -------         -------        -------
Total dividends and distributions ......................     (0.396)         (0.610)         (0.545)        (0.210)
                                                            -------         -------         -------        -------

Net asset value, end of period .........................    $10.110         $10.680         $10.500        $10.960
                                                            =======         =======         =======        =======
Total return ...........................................     (1.64%)          7.82%           0.88%         11.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................    $22,190         $21,711         $16,876        $ 9,471
Ratio of expenses to average net assets ................      0.84%           0.83%           0.80%          0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .............      0.84%           0.92%           1.08%          1.19%
Ratio of net investment income to average net assets ...      5.64%           5.83%           6.03%          6.51%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly .....................................      5.64%           5.74%           5.75%          6.12%
Portfolio turnover .....................................       106%             79%             97%            56%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended June 30, 1999 and the years ended December 31, 1997 and 1998 was based on the average shares outstanding method.

                             See accompanying notes

                                                                  Global Bond-5

Delaware Group Premium Fund, Inc.-Global Bond Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Global Bond Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Global Bond Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $254 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive balances are maintained which are used to offset custody fees. There were no credits for the period ended June 30, 1999.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. Prior to May 1, 1999 the management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DIAL has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

                                                                  Global Bond-6

Global Bond Series
Notes to Financial Statements (Continued)

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware Management Company ("DMC"), to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                          Dividend disbursing             Other
      Investment            transfer agent,              expenses
      Management            accounting fees               payable
   fee payable to          and other expenses             to DMC
         DIAL                payable to DSC           and affiliates
   --------------         -------------------         --------------
       $13,766                   $1,289                    $680

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................     $ 9,704,988
   Sales ........................................     $10,643,526

During the period ended June 30, 1999 the Series made purchases of U.S. government securities as follows:

   Purchases ....................................     $ 3,077,070
   Sales ........................................       $ 327,234

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                             Aggregate          Aggregate
     Cost of                 unrealized         unrealized      Net unrealized
   investments              appreciation       depreciation      depreciation
   -----------              ------------       ------------     --------------
   $22,674,082                $107,808         ($1,008,099)       ($900,291)

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                               Shares issued upon
                                                         reinvestment of distributions
                                                             from net investment
                                                           income and net realized             Shares               Net
                                     Shares sold             gain on investments            repurchased          increase
                                     -----------         -----------------------------      -----------          --------
Period ended June 30, 1999 ........     291,816                      81,054                  (210,370)            162,500
Year ended December 31, 1998 ......     656,617                     103,550                  (334,171)            425,996

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                                                                  Global Bond-7

Global Bond Series
Notes to Financial Statements (Continued)


There were no forward foreign currency contracts outstanding at June 30, 1999.

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.


                                                                  Global Bond-8

Delaware Group Premium Fund, Inc.-Global Bond Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc.-Global Bond Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                 Shares          Shares Voted
                                 Voted             Withheld
                                  For              Authority       Abstain
                                 ------          ------------      -------
   Jeffrey J. Nick ...........  1,951,876           44,429
   Walter P. Babich ..........  1,950,481           42,960
   John H. Durham ............  1,951,859           41,582
   Anthony D. Knerr...........  1,950,891           42,549
   Ann R. Leven ..............  1,950,941           42,499
   Thomas F. Madison .........  1,951,859           41,582
   Charles E. Peck ...........  1,950,481           42,960
   Wayne A. Stork ............  1,951,859           41,582
   Jan L. Yeomans ............  1,951,654           41,786

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,765,095            81,101        150,109

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,789,027            45,392        161,886

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,771,809            68,567        155,929

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,777,758            51,161        167,386

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,768,733            61,799        165,774

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,784,585            49,625        162,096

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,784,184            57,376        154,746

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,773,059            72,847        150,399

4. To approve a new investment management agreement with Delaware International Advisers Ltd.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,795,173            54,196        146,937

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,874,351            10,329        111,625

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,819,748            27,574        148,983

                                                                  Global Bond-9

Delaware Group Premium Fund, Inc.-Growth and Income Series
(Formerly Decatur Total Return Series)
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Number of      Market
                                                          Shares        Value
   COMMON STOCK-97.82%
   Aerospace & Defense-2.51%
  +General Dynamics .................................     117,400     $8,041,900
   Lockheed Martin ..................................     191,900      7,148,275
                                                                      ----------
                                                                      15,190,175
                                                                      ----------
   Automobiles & Automotive Parts-6.41%
   Dana .............................................     143,500      6,609,969
   Ford Motor .......................................     138,500      7,816,594
   General Motors ...................................     141,400      9,332,400
   Rockwell International ...........................     126,900      7,709,175
   TRW ..............................................     131,800      7,232,525
                                                                      ----------
                                                                      38,700,663
                                                                      ----------
   Banking, Finance & Insurance-19.27%
   American General .................................     221,500     16,695,563
   Aon ..............................................     241,987      9,981,964
   Bank of America ..................................     305,311     22,383,113
   Bank One .........................................     219,194     13,055,743
   Chase Manhattan ..................................      94,500      8,186,063
   Fannie Mae .......................................     183,100     12,519,463
   Mellon Bank ......................................     312,000     11,349,000
   Summit Bancorp ...................................     184,375      7,709,180
   U.S. Bancorp .....................................     427,400     14,531,600
                                                                      ----------
                                                                     116,411,689
                                                                      ----------
   Cable, Media & Publishing-3.11%
   McGraw-Hill ......................................     348,400     18,791,825
                                                                      ----------
                                                                      18,791,825
                                                                      ----------
   Chemicals-4.26%
   Dow Chemical .....................................      60,200      7,637,875
   E.I. duPont deNemours ............................     129,400      8,839,638
   Imperial Chemical ADR ............................     232,200      9,229,950
                                                                      ----------
                                                                      25,707,463
                                                                      ----------
   Computers & Technology-3.39%
   Pitney Bowes .....................................     179,000     11,500,750
   Xerox ............................................     152,400      9,001,125
                                                                      ----------
                                                                      20,501,875
                                                                      ----------
   Electronics & Electrical Equipment-2.39%
   Emerson Electric .................................     134,500      8,456,688
  +Thomas & Betts ...................................     126,400      5,972,400
                                                                      ----------
                                                                      14,429,088
                                                                      ----------
   Energy-14.34%
  +BP Amoco ADR .....................................      99,142     10,756,907
   Chevron ..........................................     160,400     15,268,075
   Duke Energy ......................................     134,300      7,302,563
   Mobil ............................................     137,200     13,582,800
   Royal Dutch Petroleum ............................     278,000     16,749,500
   Sonat ............................................     333,400     11,043,875
   Unocal ...........................................     301,000     11,927,125
                                                                      ----------
                                                                      86,630,845
                                                                      ----------
--------------
Top 10 stock holdings, representing 28.58% of net assets, are in bold.

                                                         Number of     Market
                                                          Shares       Value
   COMMON STOCK (Continued)
   Food, Beverage & Tobacco-8.36%
   Bestfoods ........................................     309,600    $15,325,200
   H.J. Heinz .......................................     151,600      7,598,950
   Nabisco Group Holdings ...........................     316,000      6,181,750
   PepsiCo ..........................................     216,300      8,368,106
   Philip Morris ....................................     257,000     10,328,188
   R.J. Reynolds Tobacco Holdings ...................      85,566      2,695,329
                                                                      ----------
                                                                      50,497,523
                                                                      ----------
   Healthcare & Pharmaceuticals-4.77%
   AstraZenca ADR ...................................     233,500      9,150,281
   Baxter International .............................     186,300     11,294,438
   Glaxo Wellcome ADR ...............................     132,900      7,525,463
   Pharmacia & Upjohn ...............................      14,600        829,463
                                                                      ----------
                                                                      28,799,645
                                                                      ----------
   Industrial Machinery-1.99%
   Baker Hughes .....................................      30,000      1,005,000
   Deere & Co. ......................................     278,800     11,047,450
                                                                      ----------
                                                                      12,052,450
                                                                      ----------
   Metals & Mining-3.58%
   Alcoa ............................................     221,500     13,705,313
   Alcan Aluminum ...................................     247,300      7,898,144
                                                                      ----------
                                                                      21,603,457
                                                                      ----------
   Paper & Forest Products-6.78%
   International Paper ..............................     328,667     16,597,684
   Kimberly-Clark ...................................     210,000     11,970,000
   Weyerhaeuser .....................................     180,400     12,402,500
                                                                      ----------
                                                                      40,970,184
                                                                      ----------
   Retail-1.60%
   Albertson's ......................................      12,600        649,688
   May Department Stores ............................     220,900      9,029,288
                                                                      ----------
                                                                       9,678,976
                                                                      ----------
   Telecommunications-10.33%
   AT&T .............................................     183,000     10,213,688
   ALLTEL ...........................................     133,500      9,545,250
   Ameritech ........................................     251,800     18,507,300
   Cable & Wireless ADR .............................     159,100      6,304,338
   GTE ..............................................     235,300     17,809,269
                                                                      ----------
                                                                      62,379,845
                                                                      ----------
   Transportation & Shipping-2.97%
  +British Airways ADR ..............................     149,700     10,694,194
   Norfolk Southern .................................     241,100      7,263,138
                                                                      ----------
                                                                      17,957,332
                                                                      ----------
   Utilities-0.71%
   PG&E .............................................     132,500      4,306,250
                                                                      ----------
                                                                       4,306,250
                                                                      ----------
   Miscellaneous-1.05%
  +H&R Block ........................................     126,800      6,340,000
                                                                      ----------
                                                                       6,340,000
                                                                      ----------
   Total Common Stock
    (cost $526,109,584) .............................                590,949,285
                                                                      ----------


                                                             Growth and Income-1

Growth and Income Series
Statement of Net Assets (Continued)

                                                       Principal      Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-2.50%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $2,616,000 U.S. Treasury Notes 6.375%
   due 2/15/01, market value $2,655,651
   and $1,308,000 U.S. Treasury Notes
   6.375% due 9/30/01, market value
   $1,344,207 and $1,121,000 U.S. Treasury
   Notes 6.125% due 12/31/01 market
   value $1,128,614) .............................     $5,002,000  $5,002,000
With J.P. Morgan Securities
   4.70% 7/1/99 (dated 6/30/99,
   collateralized by $1,444,000 U.S.
   Treasury Notes 6.375% due 8/15/02,
   market value $1,498,786 and $1,308,000
   U.S. Treasury Notes 6.25% due 8/31/02,
   market value $1,348,328 and $904,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $904,853 and $1,308,000
   U.S Treasury Notes 5.50% due 1/31/03,
   market value $1,320,993) ......................      4,970,000   4,970,000

                                                       Principal      Market
                                                         Amount       Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $1,234,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $1,278,004
   and $1,308,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $1,313,565 and $2,616,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $2,616,771) .............................     $5,101,000  $5,101,000
                                                                   ----------
Total Repurchase Agreements
   (cost $15,073,000) ............................                 15,073,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-100.32% (cost $541,182,584)     $606,022,285

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.32%)            (1,908,683)
                                                                 ------------

NET ASSETS APPLICABLE TO 32,175,391 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $18.78 PER SHARE-100.00%           $604,113,602
                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares allocated
   to the Series                                                 $516,463,312
Undistributed net investment income                                 2,162,078
Accumulated net realized gain on investments                       20,648,511
Net unrealized appreciation of investments                         64,839,701
                                                                 ------------
Total net assets                                                 $604,113,602
                                                                 ============
-------------------
+Security is partially or fully on loan.
 ADR-American Depository Receipt

                             See accompanying notes


                                                             Growth and Income-2

Delaware Group Premium Fund, Inc.-
Growth and Income Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Dividends .........................................   $ 7,153,835
Interest ..........................................       290,508
                                                      -----------
                                                        7,444,343
                                                      -----------

EXPENSES:
Management fees ...................................     1,791,213
Accounting and administration .....................       114,747
Reports and statements to shareholders ............        39,000
Professional fees .................................        26,200
Registration fees .................................        23,734
Taxes (other than taxes on income) ................        23,500
Dividend disbursing and transfer agent
   fees and expenses ..............................         9,600
Custodian fees ....................................         6,300
Directors' fees ...................................         4,775
Other .............................................        80,522
                                                      -----------
                                                        2,119,591
Less expenses absorbed or waived ..................       (28,897)
Less expenses paid indirectly .....................        (6,768)
                                                      -----------
Total expenses ....................................     2,083,926
                                                      -----------
NET INVESTMENT INCOME .............................     5,360,417

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ..................    20,985,958
Net change in unrealized appreciation /
   depreciation of investments ....................     6,449,822
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .................................    27,435,780
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $32,796,197
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Growth and Income Series
Statements of Changes in Net Assets

                                                       Six Months      Year
                                                     Ended 6/30/99     Ended
                                                      (Unaudited)     12/31/98
                                                      -----------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................    $  5,360,417  $ 10,116,886
Net realized gain on investments ................      20,985,958    43,739,574
Net change in unrealized appreciation /
   depreciation of investments ..................       6,449,822    (3,304,465)
                                                     ------------  ------------
Net increase in net assets
   resulting from operations ....................      32,796,197    50,551,995
                                                     ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................      (5,017,208)   (8,876,285)
Net realized gain on investments ................     (43,919,243)  (23,162,228)
                                                     ------------  ------------
                                                      (48,936,451)  (32,038,513)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .......................      36,338,254   180,559,930
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net
   realized gain on investments .................      48,936,451    32,038,513
                                                     ------------  ------------
                                                       85,274,705   212,598,443
Cost of shares repurchased ......................     (44,927,546)  (52,607,198)
                                                     ------------  ------------
Increase in net assets derived from
   capital share transactions ...................      40,347,159   159,991,245
                                                     ------------  ------------

NET INCREASE IN NET ASSETS ......................      24,206,905   178,504,727
                                                     ------------  ------------
NET ASSETS:
Beginning of period .............................     579,906,697   401,401,970
                                                     ------------  ------------
End of period ...................................    $604,113,602  $579,906,697
                                                     ============  ============

                             See accompanying notes


                                                             Growth and Income-3

Delaware Group Premium Fund, Inc.-Growth and Income Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                          Ended 6/30/99                       Year Ended December 31,
                                                          (Unaudited)(1)   1998         1997        1996         1995        1994
                                                       -----------------------------------------------------------------------------
Net asset value, beginning of period ..................      $19.420     $18.800      $15.980     $14.830      $11.480     $12.510

Income (loss) from investment operations:
Net investment income .................................        0.167       0.361        0.324       0.377        0.416       0.412
Net realized and unrealized gain (loss) on investments.        0.834       1.636        4.216       2.398        3.574      (0.422)
                                                             -------     -------      -------     -------      -------     -------
Total from investment operations ......................        1.001       1.997        4.540       2.775        3.990      (0.010)
                                                             -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ..................       (0.161)     (0.327)      (0.370)     (0.420)      (0.430)     (0.420)
Distributions from net realized gain on investments ...       (1.480)     (1.050)      (1.350)     (1.205)      (0.210)     (0.600)
                                                             -------     -------      -------     -------      -------     -------
Total dividends and distributions .....................       (1.641)     (1.377)      (1.720)     (1.625)      (0.640)     (1.020)
                                                             -------     -------      -------     -------      -------     -------


Net asset value, end of period ........................      $18.780     $19.420      $18.800     $15.980      $14.830     $11.480
                                                             =======     =======      =======     =======      =======     =======

Total return ..........................................        5.79%      11.35%       31.00%      20.72%       36.12%      (0.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............     $604,114    $579,907     $401,402    $166,647     $109,003     $72,725
Ratio of expenses to average net assets ...............        0.71%       0.71%        0.71%       0.67%        0.69%       0.71%
Ratio of expenses to average net assets prior to
   expenses absorbed, waived or paid indirectly .......        0.72%       0.71%        0.71%       0.67%        0.69%       0.71%
Ratio of net investment income to average net assets ..        1.84%       2.00%        2.02%       2.66%        3.24%       3.63%
Ratio of net investment income to average net assets
   prior to expenses absorbed, waived or paid indirectly       1.83%       2.00%        2.02%       2.66%        3.24%       3.63%
Portfolio turnover ....................................         120%         81%          54%         81%          85%         91%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                             Growth and Income-4

Delaware Group Premium Fund, Inc.-Growth and Income Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Growth and Income Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Growth and Income Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $6,768 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors. DMC has elected to cap the management fee at 0.60% indefinitely.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                             Growth and Income-5

Growth and Income Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing                   Other
   Investment                 transfer agent,                   expenses
   management                 accounting fees                    payable
 fee payable to             and other expenses                   to DMC
      DMC                     payable to DSC                and affiliates
 --------------             -------------------             --------------
    $200,306                      $19,261                       $57,051

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................    $341,972,354
   Sales ........................................    $346,497,350

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
   Cost of              unrealized          unrealized        Net unrealized
 investments           appreciation        depreciation        appreciation
------------           ------------        ------------       --------------
$541,182,584           $74,957,622         ($10,117,921)        $64,839,701

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                           reinvestment of
                                                        distributions from net
                                                          investment income
                                                         and net realized gain       Shares               Net
                                          Shares sold        on investments       repurchased          increase
                                          -----------   ----------------------    -----------         ---------
Six months ended June 30, 1999 ........     1,920,960          2,786,378          (2,388,504)         2,318,834
Year ended December 31, 1998 ..........     9,550,511          1,783,160          (2,829,984)         8,503,687

5. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

    Market value
    of securities                                     Market value
      on loan                                         of collateral
    -------------                                     -------------
     $15,813,294                                       $16,290,900

Net income from securities lending activities for the period ended June 30, 1999 was $14,137 and is included in interest income on the statement of operations.



                                                             Growth and Income-6

Delaware Group Premium Fund Inc.-Growth and Income Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc.-Growth and Income Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares    Shares Voted
                                         Voted      Withheld
                                          For      Authority         Abstain
                                      ----------  ------------       -------
   Jeffrey J. Nick ..............     29,258,511     433,156            -
   Walter P. Babich .............     29,239,412     452,256            -
   John H. Durham ...............     29,272,169     419,498            -
   Anthony D. Knerr .............     29,233,952     457,415            -
   Ann R. Leven .................     29,258,257     433,411            -
   Thomas F. Madison ............     29,273,791     417,577            -
   Charles E. Peck ..............     29,247,498     444,169            -
   Wayne A. Stork ...............     29,265,207     423,460            -
   Jan L. Yeomans ...............     29,224,278     467,090            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,444,852     1,249,088      1,997,728

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,042,308      751,387       1,897,973

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,827,782      982,268       1,881,618

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,939,607      825,401       1,926,660

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,863,808      959,130       1,868,729

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,781,683     1,045,070      1,864,914

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,965,530      906,394       1,819,743

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,589,004     1,069,458      2,033,206

4. To approve a new investment management agreement with Delaware Management Company.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,949,041      947,427       1,795,199

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,888,166      329,662       1,473,840

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,129,907      663,967       1,897,795

                                                             Growth and Income-7

Delaware Group Premium Fund, Inc.-Trend Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                        Number of     Market
                                                         Shares       Value
   COMMON STOCK-94.88%
   Banking, Finance & Insurance-6.74%
   Ambac Financial Group ............................      88,700  $5,066,988
  *Annuity And Life .................................      11,400     256,144
   Commerce One .....................................       1,600      33,600
  *Corporate Executive Board ........................      15,500     551,703
   Doral Financial ..................................     108,300   1,864,791
   Freedom Securities ...............................      21,800     373,325
  *Metris ...........................................      99,000   4,034,250
   Webster Financial ................................      97,000   2,637,188
                                                                   ----------
                                                                   14,817,989
                                                                   ----------
   Buildings & Materials-0.70%
 *+Comfort Systems USA ..............................      44,900     808,200
  *National Equipment Services ......................      61,400     736,800
                                                                   ----------
                                                                    1,545,000
                                                                   ----------
   Business Services-2.44%
 *+Profit Recovery Group ............................     113,700   5,375,878
                                                                   ----------
                                                                    5,375,878
                                                                   ----------
   Cable, Media & Publishing-10.55%
 *+Chancellor Media Class A .........................      79,900   4,401,991
  *Consolidated Graphics ............................     116,100   5,805,000
 *+Emmis Broadcasting ...............................      34,500   1,698,047
 *+Metro Networks ...................................      30,700   1,636,694
  *Radio One ........................................      33,900   1,572,113
   TCA Cable TV .....................................      48,000   2,661,000
 *+USA Networks .....................................     135,304   5,424,845
                                                                   ----------
                                                                   23,199,690
                                                                   ----------
   Chemicals-2.56%
  *Mettler-Toledo International .....................     227,300   5,639,881
                                                                   ----------
                                                                    5,639,881
                                                                   ----------
   Computers & Technology-14.10%
 *+Bindview Development .............................     103,700   2,459,634
  *Cisco Systems ....................................      85,599   5,513,116
  *Clarify ..........................................      27,900   1,151,747
  *Exchange Applications ............................      77,600   3,164,625
   Henry (Jack) & Associates ........................      99,700   3,900,763
  *Legato Systems ...................................      38,300   2,213,022
  *Neon Systems .....................................      13,300     442,225
  *New Era of Networks ..............................      23,100   1,014,234
 *+Onyx Software ....................................      37,900     817,219
  *Persistence Software .............................       9,700     132,769
  *Softworks ........................................      93,100   1,027,009
  *SunGard Data Systems .............................      62,300   2,149,350
  *Veritas Software .................................      73,675   6,996,823
                                                                   ----------
                                                                   30,982,536
                                                                   ----------
   Consumer Products-5.53%
   G&K Services .....................................      33,800   1,769,219
  *Gemstar International Group
   Limited ..........................................     159,200  10,397,750
                                                                   ----------
                                                                   12,166,969
                                                                   ----------
   Electronics & Electrical Equipment-11.94%
  *Applied Micro Circuits ...........................     121,800  10,117,013
 *+HI/FN ............................................      20,500   1,554,797
 *+Micrel ...........................................     102,100   7,568,163
  *PMC - Sierra .....................................      59,100   3,485,053
  *Teradyne .........................................      49,300   3,537,275
                                                                   ----------
                                                                   26,262,301
                                                                   ----------

                                                        Number of     Market
                                                         Shares       Value
   COMMON STOCK (Continued)
   Environmental Services-1.60%
 *+Waste Connections ................................     115,500 $ 3,522,750
                                                                  -----------
                                                                    3,522,750
                                                                  -----------
   Food, Beverage & Tobacco-1.85%
  *Cheesecake Factory ...............................     118,900   3,619,019
  *Packaged Ice .....................................      74,600     445,269
                                                                  -----------
                                                                    4,064,288
                                                                  -----------
   Healthcare & Pharmaceuticals-4.65%
  *Brookdale Living Communities .....................     165,900   2,472,947
 *+Pharmacopeia .....................................      38,600     427,013
  *QLT Phototheraputics .............................      17,000     933,406
  *Renal Care Group .................................      35,475     916,807
  *Trigon Healthcare ................................      57,600   2,095,200
 *+United Therapeutics ..............................      50,700     602,063
  *Wesley Jessen VisionCare .........................      32,500   1,045,078
  *Women First Healthcare ...........................      38,200     510,925
  *Xomed Surgical Products ..........................      25,400   1,230,313
                                                                  -----------
                                                                   10,233,752
                                                                  -----------
   Industrial Machinery-0.06%
  *Spinnaker Industries Common ......................       5,800      77,575
  *Spinnaker Industries Class A .....................       4,500      57,938
                                                                  -----------
                                                                      135,513
                                                                  -----------
   Leisure, Lodging & Entertainment-6.28%
  *CEC Entertainment ................................     109,300   4,617,925
  *Dave & Buster's ..................................      81,900   2,375,100
 *+Extended Stay America ............................     135,900   1,630,800
   Ruby Tuesday .....................................      48,900     929,100
  *Sonic Corp. ......................................     131,850   4,268,644
                                                                  -----------
                                                                   13,821,569
                                                                  -----------
   Retail-17.84%
 *+American Eagle Outfitters ........................      92,600   4,216,194
  *Cost Plus ........................................     142,350   6,468,028
  *Dollar Tree Stores ...............................     111,100   4,884,928
 *+Duane Reade ......................................     111,800   3,423,875
  *Hibbett Sporting Goods ...........................      20,600     459,638
  *Linens 'n Things .................................     106,000   4,637,500
 *+O'Reilly Automotive ..............................      58,400   2,938,250
  *Schultz Sav-O Stores .............................      30,000     483,750
  *Staples ..........................................     205,512   6,351,605
   Talbots ..........................................      34,500   1,315,313
 *+Tweeter Home Entertainment Group .................      57,700   2,253,906
  *West Marine ......................................      67,600     986,538
 *+Zany Brainy ......................................      81,600     787,950
                                                                  -----------
                                                                   39,207,475
                                                                  -----------
   Telecommunications-7.51%
  *Concord Communications ...........................      66,000   2,945,250
  *Network Appliance ................................      96,600   5,400,544
 *+Nextlink Communications Class A ..................      70,100   5,211,497
 *+Pinnacle Holdings ................................     121,000   2,956,938
                                                                  -----------
                                                                   16,514,229
                                                                  -----------
   Transportation & Shipping-0.53%
 *+Forward Air Corp .................................      41,300   1,160,272
                                                                  -----------
                                                                    1,160,272
                                                                  -----------
   Total Common Stock
     (cost $142,007,381)                                          208,650,092
 ....................................................             -----------

-------------------
Top 10 stock holdings, representing 32.0% of net assets, are printed in bold.


                                                                         Trend-1

Trend Series
Statement of Net Assets (Continued)

                                                       Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-9.91%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $3,783,000 U.S. Treasury Notes 5.375%
   due 2/15/01, market value $3,840,205
   and $1,891,000 U.S. Treasury Notes
   4.65% due 9/30/01, market value
   $1,943,791 and $1,621,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $1,632,032) .......................    $7,233,000  $7,233,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $2,089,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $2,167,320
   and $1,891,000 U. S. Treasury Notes
   6.25% due 8/31/02, market value
   $1,949,750 and $1,308,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $1,308,464 and $1,891,000
   U.S. Treasury Notes 5.50% due 1/31/03,
   market value $1,910,223) .......................     7,188,000   7,188,000

                                                       Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $1,785,000 U.S. Treasury Bills 7.125%
   due 2/29/00, market value $1,848,058
   and $1,891,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $1,899,481 and $3,783,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $3,783,983) ......................     $7,376,000 $ 7,376,000
                                                                  -----------
Total Repurchase Agreements
   (cost $21,797,000) ............................                $21,797,000
                                                                  -----------


TOTAL MARKET VALUE OF SECURITIES-104.79% (cost $163,804,381) ..  $230,447,092

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.79%) .......   (10,539,519)
                                                                 ------------
NET ASSETS APPLICABLE TO 9,202,887 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $23.90 PER SHARE-100.00% ........  $219,907,573
                                                                 ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series ....................................  $142,779,608
Distributions in excess of net investment income ..............      (241,868)
Accumulated net realized gain on investments ..................    10,727,122
Net unrealized appreciation of investments ....................    66,642,711
                                                                 ------------
Total net assets ..............................................  $219,907,573
                                                                 ============

-------------------
* Non-income producing security for the period ending June 30, 1999. + Security is partially or fully on loan.

                             See accompanying notes

                                                                         Trend-2

Delaware Group Premium Fund, Inc.-
Trend Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Interest ...........................................     $368,265
Dividends ..........................................      135,567
                                                      -----------
                                                          503,832
                                                      -----------

EXPENSES:
Management fees ....................................      672,599
Accounting and administration ......................       44,556
Professional fees ..................................        9,280
Reports and statements to shareholders .............        8,380
Taxes (other than taxes on income) .................        3,429
Registration fees ..................................        2,750
Dividend disbursing and transfer agent fees
   and expenses ....................................        2,370
Custodian fees .....................................        2,000
Directors' fees ....................................        1,732
Other ..............................................        6,057
                                                      -----------
                                                          753,153
Less expenses absorbed or waived ...................       (9,991)
Less expenses paid indirectly ......................        2,064
                                                      -----------
Total expenses .....................................      741,098
                                                      -----------

NET INVESTMENT LOSS ................................     (237,266)
                                                      -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...................   12,079,481
Net change in unrealized appreciation /
   depreciation of investments .....................   25,421,620
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................   37,501,101
                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................  $37,263,835
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Trend Series
Statements of Changes in Net Assets

                                                        Period          Year
                                                     Ended 6/30/99     Ended
                                                      (Unaudited)     12/31/98
                                                     -------------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income (loss) ...................   $   (237,266)   $    42,700
Net realized gain (loss) on investments ........     12,079,481     (1,048,182)
Net change in unrealized appreciation /
   depreciation of investments .................     25,421,620     23,501,658
                                                   ------------   ------------
Net increase in net assets resulting
   from operations .............................     37,263,835     22,496,176
                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................        (17,149)      (135,410)
Net realized gain on investments ...............             --     (2,315,513)
                                                   ------------   ------------
                                                        (17,149)    (2,450,923)
                                                   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ......................     69,259,240    113,799,362
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .........................         17,149      2,450,923
                                                   ------------   ------------
                                                     69,276,389    116,250,285

Cost of shares repurchased .....................    (54,866,712)   (86,320,418)
                                                   ------------   ------------
Increase in net assets derived from capital
   share transactions ..........................     14,409,677     29,929,867
                                                   ------------   ------------
NET INCREASE IN NET ASSETS .....................     51,656,363     49,975,120
                                                   ------------   ------------
NET ASSETS:
Beginning of period ............................    168,251,210    118,276,090
                                                   ------------   ------------
End of period ..................................   $219,907,573   $168,251,210
                                                   ============   ============

                             See accompanying notes


                                                                         Trend-3

Delaware Group Premium Fund, Inc.-Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                        Ended 6/30/99(1)                     Year Ended December 31,
                                                          (Unaudited)      1998         1997        1996         1995        1994
                                                       -----------------------------------------------------------------------------
Net asset value, beginning of period .....................    $19.760     $17.380      $14.560     $14.020      $10.160     $10.200

Income (loss) from investment operations:
Net investment income ....................................     (0.023)      0.006        0.019       0.050        0.098       0.079
Net realized and unrealized gain (loss) on investments ...      4.165       2.736        3.031       1.380        3.852      (0.119)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................      4.142       2.742        3.050       1.430        3.950      (0.040)
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income .....................     (0.002)     (0.020)      (0.050)     (0.090)      (0.090)       none
Distributions from net realized gain on investments ......       none      (0.342)      (0.180)     (0.800)        none        none
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.002)     (0.362)      (0.230)     (0.890)      (0.090)       none
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $23.900     $19.760      $17.380     $14.560      $14.020     $10.160
                                                              =======     =======      =======     =======      =======     =======

Total return .............................................     20.97%      16.04%       21.37%      11.00%       39.21%      (0.39%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $219,907    $168,251     $118,276     $56,423      $20,510      $7,087
Ratio of expenses to average net assets ..................      0.83%       0.81%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly .......................................      0.84%       0.85%        0.88%       0.92%        0.96%       1.47%
Ratio of net investment income to average net assets .....     (0.27%)      0.03%        0.16%       0.56%        1.03%       1.63%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly .......................................     (0.28%)     (0.01%)       0.08%       0.44%        0.87%       0.96%
Portfolio turnover .......................................       104%        121%         125%        112%          76%         59%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                                         Trend-4

Delaware Group Premium Fund, Inc.-Trend Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Trend Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Trend Series will make payments from net income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,064 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                                        Trend-5

Trend Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing                   Other
   Investment                 transfer agent,                   expenses
   management                 accounting fees                    payable
 fee payable to             and other expenses                   to DMC
      DMC                     payable to DSC                and affiliates
 --------------             -------------------             --------------
    $125,342                      $ 7,414                       $16,743

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................     $98,899,222
   Sales ........................................     $87,552,860

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
   Cost of              unrealized          unrealized        Net unrealized
 investments           appreciation        depreciation        appreciation
------------           ------------        ------------       --------------
$163,804,381           $67,695,609         ($1,052,898)         $66,642,711

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

    Year of
   expiration
     2006
  -----------
   $916,288

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                           reinvestment of
                                                        distributions from net
                                                          investment income
                                                         and net realized gain       Shares               Net
                                          Shares sold        on investments       repurchased          increase
                                          -----------   ----------------------    -----------         ---------
Period ended June 30, 1999 ............     3,334,682                895          (2,649,504)           686,073
Year ended December 31, 1998 ..........     6,458,076            147,114          (4,891,718)         1,713,472

5. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

    Market value
    of securities                                     Market value
      on loan                                         of collateral
    -------------                                     -------------
     $33,649,483                                       $34,032,450

Net income from securities lending activities for the period ended June 30, 1999 was $44,504 and is included in interest income on the statement of operations.


                                                                         Trend-6

Delaware Group Premium Fund Inc.-Trend Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Trend Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares    Shares Voted
                                         Voted      Withheld
                                          For      Authority         Abstain
                                      ----------  ------------       -------
   Jeffrey J. Nick .................   8,228,270     207,630            -
   Walter P. Babich ................   8,227,819     208,081            -
   John H. Durham ..................   8,242,542     193,369            -
   Anthony D. Knerr ................   8,240,765     195,135            -
   Ann R. Leven ....................   8,215,497     220,403            -
   Thomas F. Madison ...............   8,241,934     193,966            -
   Charles E. Peck .................   8,227,353     208,547            -
   Wayne A. Stork ..................   8,239,149     196,751            -
   Jan L. Yeomans ..................   8,208,494     227,406            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,464,471      439,478        531,951

2. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,645,408      287,628        502,864

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,613,455      308,112        523,333

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,636,398      243,008        556,495

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,641,021      304,236        490,642

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,620,227      305,744        509,929

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,648,984      292,128        494,788

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,518,084      394,994        522,823

4. To approve a new investment management agreement with Delaware Management Company.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,631,543      331,007        473,350

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,914,842      108,714        412,343

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,565,860      321,435        548,605

                                                                         Trend-7